TAXATION - Tax recoverable and payable (Details) - USD ($)	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Current assets
Income tax	$ 1,647,398	$ 990,881	$ 112,220
Non-current assets
Income tax	42,513	10,105	2,653
Minimum presumed income tax	1,899	2,484	3,376
Total	44,412	12,589	6,029
Liabilities
Income tax	$ 7,538,764	$ 7,452,891	$ 1,556,715